Long-term debt - Maturity of Long-Term Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 797,194,627	$ 845,573,752	$ 925,872,432
Gross carrying amount | 2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	165,520,823
Gross carrying amount | 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt	158,852,717
Gross carrying amount | 2028
Disclosure of detailed information about borrowings [line items]
Long-term debt	45,000,000
Gross carrying amount | 2029
Disclosure of detailed information about borrowings [line items]
Long-term debt	70,000,000
Gross carrying amount | 2030
Disclosure of detailed information about borrowings [line items]
Long-term debt	0
Gross carrying amount | Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	365,000,000
Debt Issuance Costs
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ (7,178,913)	$ (8,655,835)	$ (10,132,759)